Revenue - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transaction price allocated to remaining performance obligations
Expected period of satisfaction of amount expected to be recognized	1 year
Transaction price allocated to the remaining performance obligations	¥ 127,332,000	¥ 96,025,000
Minimum
Disclosure of transaction price allocated to remaining performance obligations
Remaining licensing period	1 year	1 year
Maximum
Disclosure of transaction price allocated to remaining performance obligations
Remaining licensing period	10 years	10 years
License fees
Disclosure of transaction price allocated to remaining performance obligations
Amount expected to be recognized as revenue	¥ 22,418,000	¥ 35,145,000